Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026 [2]	Jul. 31, 2026
American High-Income Municipal Bond Fund® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	3.04%	0.58%		2.68%
American High-Income Municipal Bond Fund® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	5.30%	0.63%		2.47%
American High-Income Municipal Bond Fund® - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class F-1
Average Annual Return, Percent	[1]	7.04%	1.33%		3.03%
American High-Income Municipal Bond Fund® - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class F-2
Average Annual Return, Percent	[1]	7.31%	1.59%		3.30%
American High-Income Municipal Bond Fund® - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class F-3
Average Annual Return, Percent	[1]	7.43%	1.70%	4.00%
American High-Income Municipal Bond Fund® - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class R-6
Average Annual Return, Percent	[1]	7.42%	1.70%		3.41%
Without Sales Load [Member] | American High-Income Municipal Bond Fund® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	7.06%	1.35%		3.07%
Without Sales Load [Member] | American High-Income Municipal Bond Fund® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	6.30%	0.63%		2.47%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[3]	5.27%	0.51%	2.43%	1.95%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class F-3 shares were first offered on January 27, 2017.
[3]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.